BUSINESS ACQUISITIONS AND GOODWILL (Tables)	12 Months Ended
Mar. 31, 2022
Business Acquisition [Line Items]
Schedule of business acquisitions and goodwill

	March 31,	March 31,
	2022	2021
Goodwill at Lowell Academy (a)	$75,103	$–
Impairment on goodwill at Lowell Academy (a)	(75,103)
Goodwill at Conbridge College (b)	24,250	–
Impairment on goodwill at Conbridge College (b)	(24,250)
Goodwill at MTM Animation	1,030,399	–
Total	$1,030,399	$–

a)	Lowell Academy

Schedule of purchase price allocation

Amounts

Intangible assets	98,437
Working capital acquired	37,254
Noncontrolling interest	(42,731)
Goodwill	75,103

Total consideration	$168,063

The Company recognized private high school license as an intangible asset of $88,033 (C$110,000) with an indefinite life and student list as an intangible asset of $10,404 (C$13,000) with an definite life term of 1-4 years based on the assessment of fair value at the purchase date. The goodwill of $75,103 (C$93,844) is mainly attributable to the excess of the consideration paid over the fair value of the net assets acquired that cannot be recognized separately as identifiable assets under U.S. GAAP. During the year ended March 31, 2022, due to the Company is in the process of streamlining the business lines to focus on its core education sector, and as a result of the deterioration in economic conditions caused by the global COVID-19 pandemic and its negative impact on Lowell Academy as a high school for international students, the management determined that it was more likely than not that the fair value of Lowell Academy was lower than its carrying value after including goodwill. As at March 31, 2022, the management determined that the carrying amount of the goodwill in Lowell Academy has exceeds its fair value, therefore, the impairment loss of $75,103 was recorded.

b)	Conbridge College

Conbridge College [Member]
Business Acquisition [Line Items]
Schedule of purchase price allocation

Amounts

Working capital acquired	11,947
Furniture and equipment	2,198
Intangible assets	41,578
Noncontrolling interest	(6,345)
Goodwill	24,250

Total consideration	$73,628

The Company recognized private vocational college license and brand name as an intangible asset of $41,578 (C$51,953) with an indefinite life based on the assessment of fair value at the purchase date. The goodwill of $24,250 (C$30,301) is mainly attributable to the excess of the consideration paid over the fair value of the net assets acquired that cannot be recognized separately as identifiable assets under U.S. GAAP.

During the year ended March 31, 2022, due to the Company is in the process of streamlining the business lines to focus on its core education sector, and as a result of the deterioration in economic conditions caused by the global COVID-19 pandemic and its negative impact on Conbridge College as a private vocational college for international students, the management determined that it was more likely than not that the fair value of Conbridge College was lower than its carrying value after including goodwill. As a result, the Company completed an analysis of the fair value of Conbridge College to compare against its carrying value on the acquisition date as at August 1, 2021. As at March 31, 2022, the management determined that the carrying amount of the goodwill in Conbridge College has exceeds its fair value, therefore, the impairment loss of $24,250 was recorded.

c)	MTM Animation

MTM Animation [Member]
Business Acquisition [Line Items]
Schedule of purchase price allocation

Amounts

Working capital acquired	$896,848
Short-term investment	55,816
Furniture and equipment	74,184
Intangible assets	792,145
ROU assets	954,475
Lease liability	(954,475)
Deferred revenue	(290,973)
Deferred tax liabilities	(209,919)
Payable to minority interest holders	(467,638)
Noncontrolling interest	(424,316)
Goodwill	1,030,399

Total consideration	$1,456,546